Annual Total Returns[BarChart] - Xtrackers MSCI All China Equity ETF - Xtrackers MSCI All China Equity ETF	2015	2016	2017	2018	2019	2020
Total	2.10%	(5.84%)	43.70%	(22.29%)	26.48%	31.60%